FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21— FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2025	2024
ASSETS
CURRENT ASSETS
Cash	$45,665	$414
Acquisition deposit
Due from subsidiaries	23,402,786	10,625,991
Prepaid expenses and other current assets	2,374,808	5,474,580
TOTAL CURRENT ASSETS	25,823,259	16,100,985

NON-CURRENT ASSETS
Investment in subsidiaries	31,727,421	27,805,706
TOTAL NON-CURRENT ASSETS	31,727,421	27,805,706

TOTAL ASSETS	$57,550,680	$43,906,691

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A Ordinary shares ($0.025 par value, 1,000,000,000 shares authorized, 6,086,971 and 77,149 shares issued and outstanding as of September 30, 2025 and 2024, respectively)	152,174	1,928
Class B Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 2,041,839 shares issued and outstanding as of September 30, 2025 and 2024)	2,042	2,042
Additional paid-in capital	40,791,764	25,005,100
Retailed earnings	19,480,271	21,475,039
Accumulated other comprehensive loss	(2,875,571)	(2,577,418)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	$57,550,680	$43,906,691

TOTAL LIABILITIES AND BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	$57,550,680	$43,906,691

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2025	2024	2023
Selling expenses	$(304,352)	$-	$-
General and administrative expenses	(1,554,078)	(1,672,772)	(846,930)
Research and development expenses	(434,976)	-	-
Total operating expenses	(2,293,406)	(1,672,772)	(846,930)

Interest (expense) income	(1,001)	-	2
Equity in (losses) earnings of subsidiaries and VIEs	299,639	2,070,944	5,442,910

Net (loss) income attributable to Bon Natural Life Limited	(1,994,768)	398,172	4,595,982
Foreign currency translation adjustment	(298,153)	1,104,027	(1,050,274)
Comprehensive income attributable to Bon Natural Life Limited	$(2,292,921)	$1,502,199	$3,545,708

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,994,768)	$398,172	$4,595,982
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(299,639)	(2,070,944)	(5,442,910)
Amortization of stock-based compensation	-	848,445	131,092
Issuance of ordinary and warrants shares for services	1,393,573	471,395	218,304
Allowance for doubt accounts	-	1,000,000	-
Changes in operating assets and liabilities:
Payables due to subsidiaries	(12,826,599)	(750,021)	(1,596,032)
Prepaid expenses and other current assets	3,099,772	(5,497,500)	65,669
Net cash used in operating activities	(10,627,661)	(5,600,453)	(2,027,895)

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	-	-	-
Net cash used in investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	10,672,912	5,600,000	2,027,544
Proceeds from exercise of stock options	-	-	-
Cash let to subsidiaries and VIEs	-	-	-
Net cash provided by financing activities	10,672,912	5,600,000	2,027,544

Changes in cash	45,251	(453)	(354)

Cash at the beginning of the year	414	867	1,221

Cash at the end of the year	$45,665	$414	$867